UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6398

Fidelity New York Municipal Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	October 31, 2009

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® New York AMT Tax-Free
Money Market Fund

New York AMT Tax-Free
Money Market
Institutional Class
Service Class

October 31, 2009

1.809073.105

SNM-QTLY-1209

Investments October 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 97.9%
	Principal Amount	Value
Arizona - 0.1%
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2008 E, 0.3%, LOC Landesbank Baden-Wuert, VRDN (a)	$ 2,600,000	$ 2,600,000
California - 0.1%
East Bay Muni. Util. District Wtr. Sys. Rev.:
Series 2008 B2, 0.25% (Liquidity Facility Landesbank Baden-Wuert), VRDN (a)	1,200,000	1,200,000
Series 2008 B3, 0.3% (Liquidity Facility Landesbank Baden-Wuert), VRDN (a)	1,900,000	1,900,000
		3,100,000
Florida - 0.6%
Palm Beach County Rev. (Hospice of Palm Beach Proj.) Series 2001, 0.4%, LOC Northern Trust Co., Chicago, VRDN (a)	5,500,000	5,500,000
Sarasota County Continuing Care Retirement Cmnty. Rev. (Glenridge Palmer Proj.) Series 2006, 0.28%, LOC Bank of Scotland PLC, VRDN (a)	8,200,000	8,200,000
		13,700,000
Illinois - 0.2%
Illinois Fin. Auth. Rev. Participating VRDN Series BA 08 1205, 0.26% (Liquidity Facility Bank of America NA) (a)(d)	4,170,000	4,170,000
Indiana - 0.2%
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 G, 0.19%, LOC Bank of New York, New York, VRDN (a)	4,000,000	4,000,000
Kentucky - 0.4%
Boyle County College Rev. (Centre College Proj.) Series 2008 A, 0.19%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	10,385,000	10,385,000
Massachusetts - 0.1%
Massachusetts Dev. Fin. Agcy. Rev. (Masonic Nursing Home, Inc. Proj.) Series 2002, 0.73%, LOC RBS Citizens NA, VRDN (a)	2,965,000	2,965,000
Michigan - 0.1%
Michigan Hosp. Fin. Auth. Rev. (Henry Ford Health Sys. Proj.) Series 2006 C, 0.67%, LOC RBS Citizens NA, VRDN (a)	2,900,000	2,900,000
Nevada - 0.1%
Clark County Arpt. Rev. Series 2008 D2, 0.35%, LOC Landesbank Baden-Wuert, VRDN (a)	2,800,000	2,800,000
New York - 88.3%
Albany Indl. Dev. Agcy. Civic Facility Rev. (Albany Med. Ctr. Proj.) Series 2007 C, 0.23%, LOC Bank of America NA, VRDN (a)	2,105,000	2,105,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
Brookhaven Gen. Oblig. BAN Series 2009, 1.75% 6/24/10	$ 12,125,000	$ 12,224,780
Commack Union Free School District TAN 1.5% 6/30/10	10,500,000	10,569,065
Connetquot Central School District TAN 1.5% 6/30/10	15,000,000	15,105,783
East Aurora Union Free School District BAN 2% 2/15/10	6,900,000	6,924,316
Harrison Gen. Oblig. BAN Series 2009, 0.8% 3/18/10	13,092,820	13,096,457
Islip Union Free School District TAN 2% 6/25/10	15,000,000	15,129,292
Kings Park Central School District TAN 1.5% 6/25/10	14,200,000	14,290,762
Liberty Dev. Corp. Rev. (377 Greenwich LLC Proj.) Series 2004, 0.18%, LOC Wells Fargo Bank NA, VRDN (a)	10,025,000	10,025,000
Lindenhurst Unified Free School District TAN 1.5% 6/23/10	9,700,000	9,763,100
Long Island Pwr. Auth. Elec. Sys. Rev. Subseries 2001 2B, 0.21%, LOC Bayerische Landesbank Girozentrale, VRDN (a)	10,000,000	10,000,000
Middle Country Century School District TAN 1.5% 6/30/10	9,200,000	9,260,086
Nassau County Indl. Dev. Agcy. (Amsterdam at Harborside Proj.) Series 2007 C, 0.2%, LOC Bank of America NA, VRDN (a)	7,550,000	7,550,000
Nassau County Swr. & Storm Wtr. Fin. Bonds Series 2008 A, 5% 11/1/09	5,515,000	5,515,000
New York City Gen. Oblig.:
Bonds Series 2004 I, 5% 8/1/10	1,495,000	1,545,104
Participating VRDN:
Series BA 08 1052, 0.19% (Liquidity Facility Bank of America NA) (a)(d)	12,895,000	12,895,000
Series BA 08 1064, 0.19% (Liquidity Facility Bank of America NA) (a)(d)	13,040,000	13,040,000
Series BA 08 1131, 0.29% (Liquidity Facility Bank of America NA) (a)(d)	9,715,000	9,715,000
Series Putters 2279, 0.2% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	11,175,000	11,175,000
Series Putters 2951, 0.2% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,460,000	4,460,000
Series Putters 3118, 0.2% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,185,000	5,185,000
Series Putters 3282, 0.2% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,650,000	6,650,000
Series 1994 A7, 0.2%, LOC JPMorgan Chase Bank, VRDN (a)	6,000,000	6,000,000
Series 1995 B8, 0.2%, LOC Bayerische Landesbank Girozentrale, VRDN (a)	16,960,000	16,960,000
Series 1995 F4, 0.2%, LOC Landesbank Hessen-Thuringen, VRDN (a)	6,695,000	6,695,000
Series 1995 F5, 0.2%, LOC Bayerische Landesbank Girozentrale, VRDN (a)	20,400,000	20,400,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Gen. Oblig.: - continued
Series 2003 C3, 0.2%, LOC BNP Paribas SA, VRDN (a)	$ 7,335,000	$ 7,335,000
Series 2003 C4, 0.19%, LOC BNP Paribas SA, VRDN (a)	37,080,000	37,080,000
Series 2004 A3, 0.2%, LOC BNP Paribas SA, VRDN (a)	19,575,000	19,575,000
Series 2004 H2 0.19%, LOC Bank of New York, New York, VRDN (a)	6,905,000	6,905,000
Series 2004 H3, 0.2%, LOC Bank of New York, New York, VRDN (a)	4,720,000	4,720,000
Series 2004 H5, 0.28%, LOC Dexia Cr. Local de France, VRDN (a)	1,200,000	1,200,000
Series 2004 H6, 0.23%, LOC Bank of America NA, VRDN (a)	40,880,000	40,880,000
Series 2006 E4, 0.22%, LOC Bank of America NA, VRDN (a)	46,175,000	46,175,000
Series 2006 I4, 0.23%, LOC Bank of New York, New York, VRDN (a)	7,100,000	7,100,000
Series 2008 J11, 0.24% (Liquidity Facility KBC Bank NV), VRDN (a)	9,600,000	9,600,000
Series 2008 J7, 0.3%, LOC Landesbank Baden-Wuert, VRDN (a)	33,150,000	33,150,000
Series 2008 J8, 0.23%, LOC Landesbank Baden-Wuert, VRDN (a)	3,655,000	3,655,000
Series 2008 J9, 0.18% (Liquidity Facility Bank of Nova Scotia, New York Agcy.), VRDN (a)	17,000,000	17,000,000
New York City Hsg. Dev. Corp. Multi-family Hsg. Mtg. Rev. (Beekman Tower Proj.) Series 2008 A, 0.5%, LOC RBS Citizens NA, VRDN (a)	12,500,000	12,500,000
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.:
(90 West Street Proj.) Series 2006 A, 0.2%, LOC Fannie Mae, VRDN (a)	37,830,000	37,830,000
(James Tower Dev. Proj.) Series 2002 A, 0.2%, LOC Fannie Mae, VRDN (a)	11,865,000	11,865,000
(Queenswood Apts. Proj.) Series 2001 A, 0.17%, LOC Freddie Mac, VRDN (a)	3,165,000	3,165,000
(Related-Carnegie Park Proj.) Series 1997 A, 0.22%, LOC Fannie Mae, VRDN (a)	2,700,000	2,700,000
(Related-Monterey Proj.) Series 1997 A, 0.17%, LOC Fannie Mae, VRDN (a)	42,970,000	42,970,000
(Two Gold Street Proj.) Series 2006 A, 0.2%, LOC Fannie Mae, VRDN (a)	28,000,000	28,000,000
New York City Hsg. Dev. Corp. Residential Rev. (Montefiore Med. Ctr. Proj.) Series 1993 A, 0.2%, LOC JPMorgan Chase Bank, VRDN (a)	7,000,000	7,000,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Indl. Dev. Agcy. Civic Facility Rev. (Planned Parenthood Proj.) 0.19%, LOC Bank of America NA, VRDN (a)	$ 8,160,000	$ 8,160,000
New York City Indl. Dev. Agcy. Rev. (123 Washington LLC Proj.) Series 2007, 0.28%, LOC Landesbank Baden-Wuert, VRDN (a)	28,000,000	28,000,000
New York City Indl. Dev. Agcy. Spl. Facilities Rev. (New York Stock Exchange Proj.) Series 2004 B, 0.19%, LOC Bank of America NA, VRDN (a)	5,964,000	5,964,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
Series BA 08 1192, 0.19% (Liquidity Facility Bank of America NA) (a)(d)	2,750,000	2,750,000
Series BA 08 1206, 0.19% (Liquidity Facility Bank of America NA) (a)(d)	2,200,000	2,200,000
Series BBT 08 15, 0.2% (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	21,800,000	21,800,000
Series EGL 06 69 Class A, 0.2% (Liquidity Facility Citibank NA) (a)(d)	10,100,000	10,100,000
Series EGL 06 74 Class A, 0.2% (Liquidity Facility Citibank NA) (a)(d)	13,000,000	13,000,000
Series MS 3055, 0.21% (Liquidity Facility Morgan Stanley) (a)(d)	9,890,000	9,890,000
Series Putters 3092, 0.2% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	13,405,000	13,405,000
Series Putters 3223, 0.2% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	12,430,000	12,430,000
Series Putters 3384, 0.2% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,870,000	1,870,000
Series Putters 3484, 0.2% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,000,000	1,000,000
Series Putters 3485, 0.2% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,745,000	3,745,000
Series Putters 3557, 0.2% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,000,000	6,000,000
Series ROC II R 10381, 0.2% (Liquidity Facility Citibank NA) (a)(d)	6,105,000	6,105,000
Series ROC II R 11264, 0.2% (Liquidity Facility Citibank NA) (a)(d)	4,025,000	4,025,000
Series ROC II R 406, 0.2% (Liquidity Facility Citibank NA) (a)(d)	16,870,000	16,870,000
Series 2000 C, 0.23% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	22,200,000	22,200,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Series 2001 F1, 0.25% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	$ 16,465,000	$ 16,465,000
Series 2005 AA2, 0.23% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	7,300,000	7,300,000
Series 2008 B4, 0.18% (Liquidity Facility BNP Paribas SA), VRDN (a)	1,900,000	1,900,000
Series 2008 BB2, 0.19% (Liquidity Facility Bank of America NA), VRDN (a)	13,790,000	13,790,000
Series 2008 BB4, 0.2% (Liquidity Facility Fortis Banque SA), VRDN (a)	5,650,000	5,650,000
Series 7:
0.4% 11/13/09, CP	14,300,000	14,300,000
0.45% 12/1/09, CP	14,200,000	14,200,000
Series 8, 0.45% 12/9/09, CP	9,200,000	9,200,000
Series AA3, 0.33% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	2,400,000	2,400,000
New York City Transitional Fin. Auth. Rev.:
Participating VRDN:
Series BA 08 1075, 0.19% (Liquidity Facility Bank of America NA) (a)(d)	5,000,000	5,000,000
Series BA 08 1190, 0.19% (Liquidity Facility Bank of America NA) (a)(d)	610,000	610,000
Series Putters 3545, 0.2% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,860,000	2,860,000
Series 1999 A2:
0.2% (Liquidity Facility Bank of Nova Scotia, New York Agcy.), VRDN (a)	2,000,000	2,000,000
0.2% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	6,000,000	6,000,000
Series 2003 2A, 0.2% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	4,000,000	4,000,000
New York City Trust Cultural Resources Rev. (The New York Botanical Garden Proj.) Series 2009 A, 0.2%, LOC JPMorgan Chase Bank, VRDN (a)	21,600,000	21,600,000
New York Dorm. Auth. Personal Income Tax Rev. Participating VRDN:
Series Putters 3323, 0.2% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,985,000	3,985,000
Series Putters 3518, 0.2% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,245,000	5,245,000
Series ROC II R 12106, 0.2% (Liquidity Facility Citibank NA) (a)(d)	17,000,000	17,000,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Dorm. Auth. Personal Income Tax Rev. Participating VRDN: - continued
Series ROC II R 12121, 0.2% (Liquidity Facility Citibank NA) (a)(d)	$ 4,260,000	$ 4,260,000
New York Dorm. Auth. Revs.:
Participating VRDN:
Series BBT 08 18, 0.2% (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	15,430,000	15,430,000
Series EGL 06 47 Class A, 0.2% (Liquidity Facility Citibank NA) (a)(d)	51,905,000	51,905,000
Series EGL 07 0066, 0.2% (Liquidity Facility Citibank NA) (a)(d)	10,600,000	10,600,000
Series PT 4639, 0.2% (Liquidity Facility Deutsche Postbank AG) (a)(d)	9,270,000	9,270,000
Series Putters 1955, 0.2% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	12,600,000	12,600,000
Series ROC II R 11722, 0.2% (Liquidity Facility Citibank NA) (a)(d)	5,235,000	5,235,000
(Catholic Heath Sys. Obligated Group Proj.) Series 2008, 0.2%, LOC HSBC Bank USA, NA, VRDN (a)	2,470,000	2,470,000
(City Univ. Proj.) Series 2008 C, 0.18%, LOC Bank of America NA, VRDN (a)	52,900,000	52,900,000
(College of New Rochelle Proj.) Series 2008, 1%, LOC RBS Citizens NA, VRDN (a)	16,300,000	16,300,000
(Mental Health Svcs. Facilities Impt. Proj.) Series 2003 D2H, 0.19%, LOC Royal Bank of Canada, VRDN (a)	2,100,000	2,100,000
(New York Law School Proj.) Series 2009, 0.18%, LOC TD Banknorth, NA, VRDN (a)	4,500,000	4,500,000
(North Shore - Long Island Jewish Obligated Group Proj.):
Series 2009 B, 0.18%, LOC TD Banknorth, NA, VRDN (a)	9,000,000	9,000,000
Series 2009 D, 0.2%, LOC Bank of America NA, VRDN (a)	12,500,000	12,500,000
(Pratt Institute Proj.) Series 2009 A, 0.22%, LOC TD Banknorth, NA, VRDN (a)	13,000,000	13,000,000
(The Culinary Institute of America Proj.) Series 2006, 0.2%, LOC TD Banknorth, N.A., VRDN (a)	5,775,000	5,775,000
(Univ. of Rochester Proj.):
Series 2003 C, 0.21%, LOC JPMorgan Chase Bank, VRDN (a)	20,700,000	20,700,000
Series 2008 A1, 0.22%, LOC Bank of America NA, VRDN (a)	10,900,000	10,900,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Participating VRDN:
Series Putters 3155, 0.2% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	$ 6,810,000	$ 6,810,000
Series Putters 3376, 0.2% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,450,000	4,450,000
New York Envir. Facilities Corp. State Personal Income Tax Rev. Participating VRDN Series Putters 2666, 0.2% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,185,000	3,185,000
New York Hsg. Fin. Agcy. Rev.:
(10 Barclay Street Hsg. Proj.) Series 2004 A, 0.2%, LOC Fannie Mae, VRDN (a)	48,145,000	48,145,000
(320 West 38th Street Hsg. Proj.):
Series 2008 A, 0.19%, LOC Wachovia Bank NA, VRDN (a)	37,000,000	37,000,000
Series 2009 A, 0.19%, LOC Wachovia Bank NA, VRDN (a)	17,820,000	17,820,000
(80 DeKalb Ave. Hsg. Proj.):
Series 2009 A, 0.18%, LOC Wachovia Bank NA, VRDN (a)	14,265,000	14,265,000
Series 2009 B, 0.2%, LOC Wachovia Bank NA, VRDN (a)	10,520,000	10,520,000
(Shore Hill Hsg. Proj.) Series 2008 A, 0.2%, LOC Freddie Mac, VRDN (a)	10,000,000	10,000,000
(Taconic West 17th St. Proj.) Series 2009 A, 0.2%, LOC Fannie Mae, VRDN (a)	48,000,000	48,000,000
(Tribeca Green Hsg. Proj.) Series 2003 A, 0.18%, LOC Landesbank Hessen-Thuringen, VRDN (a)	5,945,000	5,945,000
(West 37th St. Hsg. Proj.) Series 2009 A, 0.2%, LOC Wachovia Bank NA, VRDN (a)	4,200,000	4,200,000
New York Hsg. Fin. Svc. Contract Rev.:
Series 2003 B, 0.2%, LOC BNP Paribas SA, VRDN (a)	25,500,000	25,500,000
Series 2003 E, 0.2%, LOC BNP Paribas SA, VRDN (a)	2,000,000	2,000,000
Series 2003 I, 0.25%, LOC Landesbank Hessen-Thuringen, VRDN (a)	2,000,000	2,000,000
Series 2003 L, 0.22%, LOC Bank of America NA, VRDN (a)	4,100,000	4,100,000
Series 2003 M1, 0.22%, LOC Bank of America NA, VRDN (a)	2,800,000	2,800,000
New York Local Govt. Assistance Corp.:
Series 2008 B, 0.2% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	26,955,000	26,955,000
Series 2008 B3V, 0.25% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	33,665,000	33,665,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Local Govt. Assistance Corp.: - continued
Series 2008 BAV, 0.2% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	$ 22,730,000	$ 22,730,000
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series 2008 B3, 0.18%, LOC Lloyds TSB Bank PLC, VRDN (a)	5,100,000	5,100,000
New York Metropolitan Trans. Auth. Rev.:
Bonds Series 2008 C, 3.5% 11/15/09	17,900,000	17,910,250
RAN Series 2009, 2% 12/31/09	26,600,000	26,669,986
Series 2002 G1, 0.17%, LOC Bank of Nova Scotia, New York Agcy., VRDN (a)	13,900,000	13,900,000
Series 2005 E1, 0.2%, LOC Fortis Banque SA, VRDN (a)	8,000,000	8,000,000
Series 2005 G2, 0.26%, LOC BNP Paribas SA, VRDN (a)	8,345,000	8,345,000
Series A, 0.38% 11/18/09, LOC ABN-AMRO Bank NV, CP	16,000,000	16,000,000
Series B, 0.4% 12/7/09, LOC ABN-AMRO Bank NV, CP	29,400,000	29,400,000
New York Pwr. Auth.:
Series 1:
0.35% 11/5/09, CP	10,000,000	10,000,000
0.35% 11/9/09, CP	23,043,000	23,043,000
0.45% 12/1/09, CP	41,838,000	41,838,000
Series 2, 0.33% 12/9/09, CP	3,700,000	3,700,000
New York State Energy Research & Dev. Auth. Poll. Cont. Rev. (New York State Elec. & Gas Corp. Proj.):
Series 1994 C, 0.16%, LOC Wells Fargo Bank NA, VRDN (a)	15,000,000	15,000,000
Series 1994 D1, 0.18%, LOC JPMorgan Chase Bank, VRDN (a)	1,000,000	1,000,000
New York Urban Dev. Corp. Rev.:
Bonds:
(Econ. Dev. and Hsg. Proj.) Series 2008 A1, 5% 12/15/09	7,650,000	7,685,879
Series 2005 A, 5% 1/1/10	6,300,000	6,339,896
Participating VRDN:
Series Putters 2283, 0.29% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	14,375,000	14,375,000
Series Putters 2750, 0.2% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,000,000	1,000,000
Series Putters 3470, 0.2% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	11,995,000	11,995,000
Series SG 163, 0.24% (Liquidity Facility Societe Generale) (a)(d)	10,760,000	10,760,000
Series 2008 A1, 0.2%, LOC Wachovia Bank NA, VRDN (a)	7,500,000	7,500,000
Newburgh City School District BAN 2.5% 12/18/09	8,500,000	8,515,258
Municipal Securities - continued
	Principal Amount	Value
New York - continued
Rondout Valley Central School District BAN Series 2009, 1.5% 6/15/10	$ 12,400,000	$ 12,438,053
Rotterdam-Mohonasen Central School District BAN 2% 7/9/10	6,686,950	6,735,041
Sayville Union Free School District BAN 1.5% 6/25/10	11,000,000	11,067,895
Schenectady Gen. Oblig. BAN Series 2009, 2.5% 5/21/10	8,395,000	8,430,874
Seaford Union Free School District BAN (School Construction Proj.) 2% 7/15/10	19,400,000	19,594,710
Suffolk County Indl. Dev. Agcy. Civic Facility Rev. (St. Francis Monastery Proj.) Series 2006, 0.19%, LOC U.S. Bank NA, Minnesota, VRDN (a)	9,030,000	9,030,000
Suffolk County Wtr. Auth. Wtrwks. Rev. Participating VRDN Series Putters 3357, 0.29% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,265,000	3,265,000
Triborough Bridge & Tunnel Auth. Revs.:
Bonds (MTA Bridges and Tunnels Proj.):
Series 2008 C, 4% 11/15/09	2,225,000	2,227,066
Series 2008 D, 4% 11/15/09	5,000,000	5,005,761
Participating VRDN Series BA 08 1188, 0.19% (Liquidity Facility Bank of America NA) (a)(d)	3,000,000	3,000,000
Series 2002 F, 0.2% (Liquidity Facility ABN-AMRO Bank NV), VRDN (a)	53,980,000	53,980,000
Series 2003 B, 0.24% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	4,700,000	4,700,000
Series 2005 A, 0.29% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	6,295,000	6,295,000
Series 2005 B3, 0.21% (Liquidity Facility Bank of America NA), VRDN (a)	12,465,000	12,465,000
Series 2005 B4, 0.23% (Liquidity Facility Landesbank Baden-Wuert), VRDN (a)	25,605,000	25,605,000
Union-Endicott Central School District BAN Series 2009, 2% 8/13/10	6,400,000	6,445,060
		2,047,599,474
New York & New Jersey - 2.9%
Port Auth. of New York & New Jersey:
Participating VRDN:
Series Putters 1546, 0.2% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,405,000	1,405,000
Series Putters 3575, 0.2% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,000,000	5,000,000
Series ROC II R 11439, 0.23% (Liquidity Facility Citibank NA) (a)(d)	7,200,000	7,200,000
Municipal Securities - continued
	Principal Amount	Value
New York & New Jersey - continued
Port Auth. of New York & New Jersey: - continued
Series 2004 2, 0.32%, VRDN (a)	$ 8,300,000	$ 8,300,000
Series 2006 3, 0.32%, VRDN (a)	22,120,000	22,120,000
Series 2008 2, 0.32%, VRDN (a)	13,810,000	13,810,000
Series B, 0.3% 12/3/09 (Liquidity Facility Landesbank Hessen-Thuringen), CP	9,000,000	9,000,000
		66,835,000
North Carolina - 0.8%
New Hanover County Hosp. Rev. (New Hanover Reg'l. Med. Ctr. Proj.) Series 2008 A, 0.3%, LOC RBC Centura Bank, Rocky Mount, VRDN (a)	4,900,000	4,900,000
North Carolina Med. Care Commission Health Care Facilities Rev. (Univ. Health Systems of Eastern Carolina) Series 2008 B, 0.24%, LOC Branch Banking & Trust Co., VRDN (a)	5,200,000	5,200,000
Wake County Gen. Oblig. Series 2003 C, 0.24% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (a)	7,600,000	7,600,000
		17,700,000
South Carolina - 0.2%
Greenville Hosp. Sys. Facilities Rev. Series 2008 E, 0.22%, LOC Wachovia Bank NA, VRDN (a)	3,600,000	3,600,000
Tennessee - 0.4%
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.) Series 2008 B, 0.35%, LOC Landesbank Baden-Wuert, VRDN (a)	9,200,000	9,200,000
Texas - 0.8%
Harris County Cultural Ed. Facilities Fin. Corp. Spl. Facilities Rev. (Texas Med. Ctr. Proj.) Series 2008 B2, 0.55%, LOC Compass Bank, VRDN (a)	4,145,000	4,145,000
Weslaco Health Facilities Dev. Corp. Rev. (Knapp Med. Ctr. Proj.):
Series 2008 A, 0.75%, LOC Compass Bank, VRDN (a)	9,625,000	9,625,000
Series 2008 B, 0.75%, LOC Compass Bank, VRDN (a)	4,730,000	4,730,000
		18,500,000
Virginia - 0.3%
Fairfax County Econ. Dev. Auth. Rev. (Flint Hill School Proj.) Series 2000, 0.27%, LOC Wachovia Bank NA, VRDN (a)	7,300,000	7,300,000
Washington - 0.2%
Washington Gen. Oblig. Participating VRDN Series BA 1212, 0.31% (Liquidity Facility Bank of America NA) (a)(d)	4,640,000	4,640,000
Municipal Securities - continued
	Shares	Value
Other - 2.1%
Fidelity Tax-Free Cash Central Fund, 0.20% (b)(c)	49,011,000	$ 49,011,000
TOTAL INVESTMENT PORTFOLIO - 97.9% (Cost $2,271,005,474)		2,271,005,474
NET OTHER ASSETS - 2.1%		47,919,463
NET ASSETS - 100%		$ 2,318,924,937
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(d) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Tax-Free Cash Central Fund	$ 78,263
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At October 31, 2009, the cost of investment securities for income tax purposes was $2,271,005,474.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® New York Municipal
Money Market Fund

October 31, 2009

1.809088.105

NFS-QTLY-1209

Investments October 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 98.5%
	Principal Amount	Value
Arizona - 0.1%
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2008 E, 0.3%, LOC Landesbank Baden-Wuert, VRDN (a)	$ 5,400,000	$ 5,400,000
California - 0.1%
East Bay Muni. Util. District Wtr. Sys. Rev.:
Series 2008 B2, 0.25% (Liquidity Facility Landesbank Baden-Wuert), VRDN (a)	2,500,000	2,500,000
Series 2008 B3, 0.3% (Liquidity Facility Landesbank Baden-Wuert), VRDN (a)	4,000,000	4,000,000
		6,500,000
Florida - 0.2%
Miami-Dade County Indl. Dev. Auth. Rev. (Tarmac America Proj.) Series 2004, 0.4%, LOC Bank of America NA, VRDN (a)(d)	1,500,000	1,500,000
Sunshine State Govt. Fing. Commission Rev. Series L, 0.35% 11/6/09, LOC Dexia Cr. Local de France, CP	4,416,000	4,416,000
Tamarac Indl. Dev. Rev. (Fazio Hldgs. LP Proj.) Series 2000, 0.57%, LOC Wachovia Bank NA, VRDN (a)(d)	2,700,000	2,700,000
		8,616,000
Kentucky - 0.5%
Kenton County Arpt. Board Spl. Facilities Rev. Series 2003 A, 4% (Deutsche Post AG Guaranteed), VRDN (a)(d)	23,800,000	23,800,000
Louisiana - 0.2%
Louisiana Hsg. Fin. Agcy. Rev. (Canterbury House Apts. Proj.) Series 2007, 1.75%, LOC Citizens Bank of Pennsylvania, VRDN (a)	11,000,000	11,000,000
Maryland - 0.1%
Chestertown Econ. Dev. Rev. (Washington College Proj.) Series 2008 A, 1.15%, LOC RBS Citizens NA, VRDN (a)	3,700,000	3,700,000
Massachusetts - 1.0%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Participating VRDN Series DC 8030, 0.4% (Liquidity Facility Dexia Cr. Local de France) (a)(e)	10,000,000	10,000,000
Massachusetts Dev. Fin. Agcy. Rev. (Olin College Proj.) Series 2008 C3, 0.35%, LOC RBS Citizens NA, VRDN (a)	26,000,000	26,000,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 2008 C, 0.35% (Liquidity Facility Bayerische Landesbank), VRDN (a)	15,000,000	15,000,000
		51,000,000
Municipal Securities - continued
	Principal Amount	Value
Michigan - 0.1%
Michigan Hosp. Fin. Auth. Rev. (Henry Ford Health Sys. Proj.) Series 2006 C, 0.67%, LOC RBS Citizens NA, VRDN (a)	$ 6,200,000	$ 6,200,000
Nevada - 0.1%
Clark County Arpt. Rev. Series 2008 D2, 0.35%, LOC Landesbank Baden-Wuert, VRDN (a)	5,900,000	5,900,000
New York - 84.7%
Albany Gen. Oblig. BAN 2% 8/27/10	14,645,000	14,788,962
Brookhaven Gen. Oblig. BAN Series 2009, 1.75% 6/24/10	27,000,000	27,222,191
Chautauqua County Indl. Dev. Agcy. Exempt Facility Rev. (NRG Dunkirk Pwr. Proj.) Series 2009, 0.18%, LOC Bank of America NA, VRDN (a)	29,000,000	29,000,000
Chemung County Indl. Dev. Agcy. Indl. Dev. Rev. (Med. Mgmt. & Rehabilitation Svc. 2nd Prog. Trayer, Inc. Proj.) Series A, 0.4%, LOC HSBC Bank USA, NA, VRDN (a)(d)	1,825,000	1,825,000
Commack Union Free School District TAN 1.5% 6/30/10	22,500,000	22,647,996
Copiague Union Free School District TAN 1.5% 6/25/10	14,700,000	14,792,611
Depew Union Free School District BAN:
Series A, 2% 6/2/10	15,000,000	15,095,411
2.5% 1/14/10	15,000,000	15,037,234
East Aurora Union Free School District BAN 2% 2/15/10	14,600,000	14,651,451
East Rochester Hsg. Auth. Rev. (Daniels Creek at Baytowne Proj.) 0.36%, LOC HSBC Bank USA, NA, VRDN (a)(d)	9,425,000	9,425,000
Eastport-South Manor Central School District TAN 2% 6/25/10	10,000,000	10,086,412
Great Neck Union Free School District TAN 1.5% 6/23/10	2,000,000	2,013,059
Hampton Bays Union Free School District TAN 1.5% 6/23/10	12,900,000	12,964,287
Herricks Union Free School District TAN 1.5% 6/25/10	11,000,000	11,065,866
Jericho Union Free School District TAN 1.5% 6/18/10	10,000,000	10,063,647
Liberty Dev. Corp. Rev. (377 Greenwich LLC Proj.) Series 2004, 0.18%, LOC Wells Fargo Bank NA, VRDN (a)	8,025,000	8,025,000
Lindenhurst Unified Free School District TAN 1.5% 6/23/10	20,300,000	20,432,056
Middle Country Century School District TAN 1.5% 6/30/10	19,800,000	19,929,316
Monroe County Indl. Dev. Agcy. Rev. (Advent Tool & Mold Proj.) Series 1990 D, 0.4%, LOC HSBC Bank USA, NA, VRDN (a)(d)	160,000	160,000
Nassau County Gen. Oblig. RAN Series 2009 A, 2% 4/15/10	25,000,000	25,171,161
Nassau County Interim Fin. Auth. Series 2008 B, 0.18% (Liquidity Facility KBC Bank NV), VRDN (a)	103,550,000	103,550,000
Nassau Health Care Corp. Rev.:
Bonds Series 2009 C1, 0.4%, tender 11/28/09, LOC Wachovia Bank NA (a)	12,600,000	12,600,000
Series 2009 B1, 0.19%, LOC TD Banknorth, NA, VRDN (a)	13,000,000	13,000,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Gen. Oblig.:
Participating VRDN:
Series BA 08 1064, 0.19% (Liquidity Facility Bank of America NA) (a)(e)	$ 18,050,000	$ 18,050,000
Series Putters 2949, 0.2% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	14,170,000	14,170,000
Series Putters 3118, 0.2% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,180,000	5,180,000
Series Putters 3198, 0.2% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	10,665,000	10,665,000
Series Putters 3217, 0.2% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	16,905,000	16,905,000
Series 2004 A2, 0.23%, LOC Bank of America NA, VRDN (a)	10,900,000	10,900,000
Series 2004 H6, 0.23%, LOC Bank of America NA, VRDN (a)	28,015,000	28,015,000
Series 2008 J10, 0.18% (Liquidity Facility BNP Paribas SA), VRDN (a)	1,000,000	1,000,000
Series 2008 J5, 0.24% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	6,600,000	6,600,000
New York City Health & Hosp. Corp. Rev.:
Series 2008 B, 0.2%, LOC TD Banknorth, NA, VRDN (a)	4,800,000	4,800,000
Series 2008 D, 0.2%, LOC JPMorgan Chase Bank, VRDN (a)	4,200,000	4,200,000
New York City Hsg. Dev. Corp. Multi-family Hsg. Mtg. Rev.:
(Beekman Tower Proj.) Series 2008 A, 0.5%, LOC RBS Citizens NA, VRDN (a)	15,000,000	15,000,000
(Cook Street Apts. Proj.) Series A, 0.23%, LOC JPMorgan Chase Bank, VRDN (a)(d)	26,600,000	26,600,000
(Pitt Street Residence Proj.) Series A, 0.22%, LOC JPMorgan Chase Bank, VRDN (a)(d)	31,000,000	31,000,000
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.:
(15 East Clark Place Apts. Proj.) Series A, 0.25%, LOC JPMorgan Chase Bank, VRDN (a)(d)	5,430,000	5,430,000
(89 Murray St. Proj.) Series A, 0.23%, LOC Fannie Mae, VRDN (a)(d)	4,000,000	4,000,000
(Beacon Mews Dev. Proj.) Series 2006 A, 0.27%, LOC Citibank NA, VRDN (a)(d)	23,500,000	23,500,000
(First Avenue Dev. Proj.) Series 2002 A, 0.23%, LOC Fannie Mae, VRDN (a)(d)	18,000,000	18,000,000
(Grace Towers Dev. Proj.) Series 2005 A, 0.29%, LOC Citibank NA, VRDN (a)(d)	5,600,000	5,600,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.: - continued
(Related-Upper East Proj.) Series A, 0.35%, LOC Landesbank Baden-Wuert, VRDN (a)(d)	$ 57,000,000	$ 57,000,000
(Spring Creek Hsg. Proj.) Series 2006 A, 0.26%, LOC Freddie Mac, VRDN (a)(d)	21,000,000	21,000,000
(State Renaissance Court Proj.) Series A, 0.21%, LOC Freddie Mac, VRDN (a)(d)	26,500,000	26,500,000
(Urban Horizons II Dev. Proj.) Series 2005 A, 0.29%, LOC Citibank NA, VRDN (a)(d)	5,000,000	5,000,000
(West 48th Street Dev. Proj.) Series 2001 A, 0.23%, LOC Fannie Mae, VRDN (a)(d)	20,000,000	20,000,000
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.:
(155 West 21st Street Dev. Proj.) Series 2007 A, 0.2%, LOC Fannie Mae, VRDN (a)(d)	16,400,000	16,400,000
(Brittany Dev. Proj.) Series A, 0.23%, LOC Fannie Mae, VRDN (a)(d)	15,200,000	15,200,000
(Morris Avenue Apts. Proj.) Series A, 0.23%, LOC Fannie Mae, VRDN (a)(d)	39,400,000	39,400,000
(One Columbus Place Dev. Proj.) Series A, 0.23%, LOC Fannie Mae, VRDN (a)(d)	34,100,000	34,100,000
(Related-Tribeca Tower Proj.) Series 1997 A, 0.26%, LOC Fannie Mae, VRDN (a)(d)	54,700,000	54,700,000
(Rivereast Apts. Proj.) Series A, 0.21%, LOC Freddie Mac, VRDN (a)(d)	45,550,000	45,550,000
(Sierra Dev. Proj.) Series A, 0.23%, LOC Fannie Mae, VRDN (a)(d)	29,730,000	29,730,000
(West 43rd Street Proj.) Series 1999 A, 0.26%, LOC Fannie Mae, VRDN (a)(d)	24,200,000	24,200,000
(West End Towers Proj.) Series 2004 A, 0.23%, LOC Fannie Mae, VRDN (a)(d)	15,000,000	15,000,000
Series 2002 A, 0.23%, LOC Fannie Mae, VRDN (a)(d)	12,500,000	12,500,000
Series 2008 A, 0.26%, LOC Freddie Mac, VRDN (a)(d)	72,165,000	72,165,000
New York City Hsg. Dev. Corp. Residential Rev. (Queens College Residences Proj.) Series 2009 A, 0.2%, LOC Fed. Home Ln. Bank of Boston, VRDN (a)	15,000,000	15,000,000
New York City Indl. Dev. Agcy. Civic Facility Rev. (Casa Proj.) Series 2000, 0.2%, LOC JPMorgan Chase Bank, VRDN (a)	9,550,000	9,550,000
New York City Indl. Dev. Agcy. Rev. (123 Washington LLC Proj.) Series 2007, 0.28%, LOC Landesbank Baden-Wuert, VRDN (a)	22,000,000	22,000,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Indl. Dev. Agcy. Spl. Facilities Rev.:
(Korean Airlines Proj.):
Series 1997 A, 0.26%, LOC HSBC Bank USA, NA, VRDN (a)(d)	$ 32,900,000	$ 32,900,000
Series 1997 B, 0.26%, LOC HSBC Bank USA, NA, VRDN (a)(d)	15,500,000	15,500,000
(New York Stock Exchange Proj.) Series 2004 B, 0.19%, LOC Bank of America NA, VRDN (a)	3,000,000	3,000,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
Series 07 1038, 0.19% (Liquidity Facility Bank of America NA) (a)(e)	35,770,000	35,770,000
Series BA 08 1192, 0.19% (Liquidity Facility Bank of America NA) (a)(e)	2,750,000	2,750,000
Series BA 08 1206, 0.19% (Liquidity Facility Bank of America NA) (a)(e)	4,400,000	4,400,000
Series BBT 08 15, 0.2% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	3,950,000	3,950,000
Series EGL 06 69 Class A, 0.2% (Liquidity Facility Citibank NA) (a)(e)	22,570,000	22,570,000
Series EGL 07 0157, 0.2% (Liquidity Facility Citibank NA) (a)(e)	7,000,000	7,000,000
Series EGL 7050083 Class A, 0.2% (Liquidity Facility Citibank NA) (a)(e)	8,000,000	8,000,000
Series Putters 3092, 0.2% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	15,500,000	15,500,000
Series Putters 3384, 0.2% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	1,875,000	1,875,000
Series Putters 3482, 0.2% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	7,745,000	7,745,000
Series Putters 3485, 0.2% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	11,250,000	11,250,000
Series Putters 3496Z, 0.2% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	8,025,000	8,025,000
Series Putters 3497Z, 0.2% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	13,260,000	13,260,000
Series Putters 3557, 0.2% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,075,000	4,075,000
Series Putters 3587, 0.2% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	10,825,000	10,825,000
Series Putters 998, 0.2% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	15,995,000	15,995,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Participating VRDN:
Series ROC II R 10381, 0.2% (Liquidity Facility Citibank NA) (a)(e)	$ 4,070,000	$ 4,070,000
Series ROC II R 11249, 0.2% (Liquidity Facility Citibank NA) (a)(e)	10,165,000	10,165,000
Series ROC II R 11264, 0.2% (Liquidity Facility Citibank NA) (a)(e)	6,590,000	6,590,000
Series ROC II R 441, 0.2% (Liquidity Facility Citibank NA) (a)(e)	13,500,000	13,500,000
Series 1, 0.3% 12/9/09, CP	40,000,000	40,000,000
Series 2000 C, 0.23% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	2,800,000	2,800,000
Series 2005 AA2, 0.23% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	6,000,000	6,000,000
Series 2008 BB, 0.16% (Liquidity Facility Bank of America NA), VRDN (a)	9,200,000	9,200,000
Series 2008 BB4, 0.2% (Liquidity Facility Fortis Banque SA), VRDN (a)	15,300,000	15,300,000
Series 7:
0.4% 11/13/09, CP	30,700,000	30,700,000
0.45% 12/1/09, CP	28,800,000	28,800,000
Series 8, 0.45% 12/9/09, CP	19,300,000	19,300,000
New York City Transitional Fin. Auth. Rev.:
Participating VRDN:
Series BA 08 1079, 0.19% (Liquidity Facility Bank of America NA) (a)(e)	5,000,000	5,000,000
Series BA 08 3505, 0.19% (Liquidity Facility Bank of America NA) (a)(e)	4,035,000	4,035,000
Series BC 09 34B, 0.19% (Liquidity Facility Barclays Bank PLC) (a)(e)	8,000,000	8,000,000
Series Putters 3218, 0.2% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,300,000	5,300,000
Series Putters 3544, 0.2% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	10,655,000	10,655,000
Series 1999 A2, 0.2% (Liquidity Facility Bank of Nova Scotia, New York Agcy.), VRDN (a)	5,100,000	5,100,000
Series 2003 2B, 0.2% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	22,400,000	22,400,000
Series 2003 2F, 0.2% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (a)	13,985,000	13,985,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Transitional Fin. Auth. Rev.: - continued
Series 2003 C3, 0.2% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	$ 2,000,000	$ 2,000,000
Series 2007 A3, 0.25% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	6,350,000	6,350,000
New York City Trust Cultural Resources Rev.:
(Guggenheim Foundation Proj.) Series 1990 B, 0.19%, LOC Bank of America NA, VRDN (a)	2,050,000	2,050,000
(Lincoln Ctr. for the Performing Arts, Inc. Proj.) Series 2008 B1, 0.2%, LOC U.S. Bank NA, Minnesota, VRDN (a)	2,250,000	2,250,000
(The New York Botanical Garden Proj.) Series 2009 A, 0.2%, LOC JPMorgan Chase Bank, VRDN (a)	46,490,000	46,490,000
New York Dorm. Auth. Personal Income Tax Rev. Participating VRDN:
Series BA 08 1189, 0.19% (Liquidity Facility Bank of America NA) (a)(e)	6,750,000	6,750,000
Series Putters 3239, 0.2% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,075,000	5,075,000
Series Putters 3281Z, 0.2% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	14,530,000	14,530,000
Series Putters 3518, 0.2% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	6,240,000	6,240,000
New York Dorm. Auth. Revs.:
Participating VRDN:
Series EGL 06 0138 Class A, 0.2% (Liquidity Facility Citibank NA) (a)(e)	8,000,000	8,000,000
Series Putters 3382, 0.2% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,995,000	4,995,000
Series Putters 3383, 0.2% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	8,500,000	8,500,000
Series ROC II R 11722, 0.2% (Liquidity Facility Citibank NA) (a)(e)	1,735,000	1,735,000
Series SGA 01 132, 0.33% (Liquidity Facility Societe Generale) (a)(e)	2,000,000	2,000,000
(City Univ. Proj.) Series 2008 C, 0.18%, LOC Bank of America NA, VRDN (a)	55,550,000	55,550,000
(College of New Rochelle Proj.) Series 2008, 1%, LOC RBS Citizens NA, VRDN (a)	19,700,000	19,700,000
(Culinary Institute of America Proj.) Series 2004 D, 0.2%, LOC TD Banknorth, N.A., VRDN (a)	4,775,000	4,775,000
(New York City Court Facilities Lease Proj.) Series 2005 B, 0.25%, LOC Bayerische Landesbank Girozentrale, VRDN (a)	56,675,000	56,675,000
(New York Law School Proj.) Series 2009, 0.18%, LOC TD Banknorth, NA, VRDN (a)	2,700,000	2,700,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Dorm. Auth. Revs.: - continued
(North Shore - Long Island Jewish Obligated Group Proj.) Series 2009 C, 0.21%, LOC JPMorgan Chase Bank, VRDN (a)	$ 18,800,000	$ 18,800,000
(Pratt Institute Proj.) Series 2009 A, 0.22%, LOC TD Banknorth, NA, VRDN (a)	10,000,000	10,000,000
(Rockefeller Univ. Proj.) Series 2009 B, 0.2% (Liquidity Facility U.S. Bank NA, Minnesota), VRDN (a)	9,500,000	9,500,000
(The Culinary Institute of America Proj.) Series 2004 C, 0.2%, LOC TD Banknorth, N.A., VRDN (a)	12,600,000	12,600,000
(Univ. of Rochester Proj.):
Series 2003 C, 0.21%, LOC JPMorgan Chase Bank, VRDN (a)	8,000,000	8,000,000
Series 2006 B1, 0.2%, LOC Bank of America NA, VRDN (a)	11,050,000	11,050,000
Series 2008 A1, 0.22%, LOC Bank of America NA, VRDN (a)	20,130,000	20,130,000
Series 2003 D2E, 0.19%, LOC Royal Bank of Canada, VRDN (a)	4,955,000	4,955,000
New York Dorm. Auth. Personal Income Tax Rev. Participating VRDN Series BA 08 1148, 0.19% (Liquidity Facility Bank of America NA) (a)(e)	7,500,000	7,500,000
New York Hsg. Fin. Agcy. Rev.:
(101 West End Hsg. Proj.):
Series 1998 A, 0.25%, LOC Fannie Mae, VRDN (a)(d)	1,300,000	1,300,000
Series 2000 A, 0.25%, LOC Fannie Mae, VRDN (a)(d)	1,000,000	1,000,000
(125 West 31st Street Proj.) Series 2005 A, 0.2%, LOC Fannie Mae, VRDN (a)(d)	117,300,000	117,300,000
(1500 Lexington Avenue Proj.) Series A, 0.25%, LOC Fannie Mae, VRDN (a)(d)	15,475,000	15,475,000
(240 East 39th Street Hsg. Proj.) Series 1997 A, 0.23%, LOC Fannie Mae, VRDN (a)(d)	62,700,000	62,700,000
(316 Eleventh Ave. Hsg. Proj.) Series A, 0.2%, LOC Fannie Mae, VRDN (a)(d)	19,000,000	19,000,000
(330 Riverdale Avenue Apts. Proj.) Series 2008 A, 0.19%, LOC Bank of America NA, VRDN (a)	9,600,000	9,600,000
(350 West 43rd Street Hsg. Proj.):
Series 2001 A, 0.28%, LOC Landesbank Hessen-Thuringen, VRDN (a)(d)	17,450,000	17,450,000
Series 2002 A, 0.28%, LOC Landesbank Hessen-Thuringen, VRDN (a)(d)	35,500,000	35,500,000
Series 2004 A, 0.28%, LOC Landesbank Hessen-Thuringen, VRDN (a)(d)	10,600,000	10,600,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Hsg. Fin. Agcy. Rev.: - continued
(455 West 37th Street Hsg. Proj.) Series A, 0.28%, LOC Landesbank Hessen-Thuringen, VRDN (a)(d)	$ 108,600,000	$ 108,600,000
(505 West 37th Street Proj.) Series 2008 A, 0.3%, LOC Landesbank Hessen-Thuringen, VRDN (a)(d)	19,700,000	19,700,000
(55 West 25th Street Hsg. Proj.) Series 2005 A, 0.23%, LOC Fannie Mae, VRDN (a)(d)	56,100,000	56,100,000
(600 West 42nd Street Hsg. Proj.):
Series 2007 A, 0.2%, LOC Bank of New York, New York, VRDN (a)(d)	205,100,000	205,100,000
Series 2008 A, 0.24%, LOC Bank of New York, New York, VRDN (a)(d)	100,000,000	100,000,000
(66 West 38th Street Hsg. Proj.) Series A:
0.25%, LOC Fannie Mae, VRDN (a)(d)	30,300,000	30,300,000
0.27%, LOC Fannie Mae, VRDN (a)(d)	4,750,000	4,750,000
(70 Battery Place Hsg. Proj.) Series 1999 A, 0.23%, LOC Fannie Mae, VRDN (a)(d)	10,000,000	10,000,000
(Avalon Chrystie Place I Hsg. Proj.) Series 2004 A, 0.21%, LOC Freddie Mac, VRDN (a)(d)	40,000,000	40,000,000
(Avalon Chrystie Place I Hsg. Proj.) Series 2004 B, 0.21%, LOC Freddie Mac, VRDN (a)(d)	51,400,000	51,400,000
(Bowery Place Hsg. Proj.) Series 2006 A, 0.28%, LOC Bank of America NA, VRDN (a)(d)	93,800,000	93,800,000
(Clinton Green North Hsg. Proj.):
Series 2005 A, 0.2%, LOC Freddie Mac, VRDN (a)(d)	60,000,000	60,000,000
Series 2006 A, 0.2%, LOC Freddie Mac, VRDN (a)(d)	34,000,000	34,000,000
(Clinton Green South Hsg. Proj.) Series 2005 A, 0.2%, LOC Freddie Mac, VRDN (a)(d)	75,000,000	75,000,000
(East 39th Street Hsg. Proj.) Series 1999 A, 0.2%, LOC Fannie Mae, VRDN (a)(d)	23,000,000	23,000,000
(Grace Towers Hsg. Proj.) Series 2004 A, 0.23%, LOC Freddie Mac, VRDN (a)(d)	14,925,000	14,925,000
(Kew Garden Hills Apts. Hsg. Proj.) Series 2003 A, 0.23%, LOC Fannie Mae, VRDN (a)(d)	33,530,000	33,530,000
(Normandie Court II Hsg. Proj.) Series 1999 A, 0.23%, LOC Freddie Mac, VRDN (a)(d)	28,570,000	28,570,000
(Related-42nd & 10th Street Proj.) Series 2007 A, 0.27%, LOC Landesbank Baden-Wuert, VRDN (a)(d)	67,500,000	67,500,000
(Saville Hsg. Proj.) Series 2002 A, 0.25%, LOC Freddie Mac, VRDN (a)(d)	10,000,000	10,000,000
(Sea Park East Hsg. Proj.) Series 2004 A, 0.22%, LOC Freddie Mac, VRDN (a)(d)	16,300,000	16,300,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Hsg. Fin. Agcy. Rev.: - continued
(South Cove Plaza Proj.) Series A, 0.25%, LOC Freddie Mac, VRDN (a)(d)	$ 19,300,000	$ 19,300,000
(Talleyrand Crescent Hsg. Proj.) Series A, 0.26%, LOC Fannie Mae, VRDN (a)(d)	19,300,000	19,300,000
(Tower 31 Hsg. Proj.) Series 2005 A, 0.2%, LOC Freddie Mac, VRDN (a)(d)	30,800,000	30,800,000
(Union Square South Proj.) Series 1996 A, 0.23%, LOC Fannie Mae, VRDN (a)(d)	26,300,000	26,300,000
(West 38th Street Hsg. Proj.) Series A, 0.25%, LOC Fannie Mae, VRDN (a)(d)	1,400,000	1,400,000
New York Hsg. Fin. Svc. Contract Rev.:
Series 2003 B, 0.2%, LOC BNP Paribas SA, VRDN (a)	5,200,000	5,200,000
Series 2003 E, 0.2%, LOC BNP Paribas SA, VRDN (a)	1,800,000	1,800,000
Series 2003 I, 0.25%, LOC Landesbank Hessen-Thuringen, VRDN (a)	23,900,000	23,900,000
Series 2003 L, 0.22%, LOC Bank of America NA, VRDN (a)	24,600,000	24,600,000
Series 2003 M1, 0.22%, LOC Bank of America NA, VRDN (a)	3,200,000	3,200,000
Series 2003 M2, 0.24%, LOC Bank of America NA, VRDN (a)	4,200,000	4,200,000
New York Local Govt. Assistance Corp.:
Series 1995 F, 0.2% (New York State Gen. Oblig. Guaranteed), LOC Societe Generale, VRDN (a)	14,275,000	14,275,000
Series 2008 B3V, 0.25% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	11,100,000	11,100,000
New York Metropolitan Trans. Auth. Rev.:
Bonds Series 2008 C, 3.5% 11/15/09	32,100,000	32,118,381
RAN Series 2009, 2% 12/31/09	56,200,000	56,347,864
Series 2005 E1, 0.2%, LOC Fortis Banque SA, VRDN (a)	10,000,000	10,000,000
Series 2005 G1, 0.18%, LOC BNP Paribas SA, VRDN (a)	2,000,000	2,000,000
Series 2005 G2, 0.26%, LOC BNP Paribas SA, VRDN (a)	8,300,000	8,300,000
Series A, 0.38% 11/18/09, LOC ABN-AMRO Bank NV, CP	34,000,000	34,000,000
Series B, 0.4% 12/7/09, LOC ABN-AMRO Bank NV, CP	51,100,000	51,100,000
Series C, 0.35% 11/3/09, LOC ABN-AMRO Bank NV, CP	25,800,000	25,800,000
New York Pwr. Auth.:
Series 1:
0.3% 11/4/09, CP	10,000,000	10,000,000
0.3% 11/5/09, CP	10,000,000	10,000,000
0.3% 11/5/09, CP	10,000,000	10,000,000
0.35% 11/4/09, CP	2,000,000	2,000,000
0.35% 11/5/09, CP	16,300,000	16,300,000
0.35% 11/9/09, CP	16,460,000	16,460,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Pwr. Auth.: - continued
Series 1:
0.47% 12/7/09, CP	$ 4,000,000	$ 4,000,000
0.47% 12/7/09, CP	6,000,000	6,000,000
Series 2:
0.33% 12/9/09, CP	7,600,000	7,600,000
0.35% 11/2/09, CP	48,900,000	48,900,000
New York State Dorm. Auth. Lease Rev. Bonds Series A, 5.25% 5/15/10	1,400,000	1,432,331
New York State Energy Research & Dev. Auth. Facilities Rev.:
(Consolidated Edison Co. Proj.):
Series 2004 C1, 0.29%, LOC Citibank NA, VRDN (a)(d)	11,100,000	11,100,000
Series 2004 C3, 0.27%, LOC Citibank NA, VRDN (a)(d)	2,600,000	2,600,000
Series 2005 A2, 0.2%, LOC Wachovia Bank NA, VRDN (a)	3,700,000	3,700,000
Series 2005 A3, 0.22%, LOC Wachovia Bank NA, VRDN (a)	9,100,000	9,100,000
Series C2, 0.29%, LOC Citibank NA, VRDN (a)(d)	16,100,000	16,100,000
New York State Energy Research & Dev. Auth. Poll. Cont. Rev. (New York State Elec. & Gas Corp. Proj.) Series 1994 B, 0.22%, LOC JPMorgan Chase Bank, VRDN (a)	12,500,000	12,500,000
New York State Gen. Oblig. Participating VRDN Series Putters 3346, 0.2% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	1,780,000	1,780,000
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Bonds Series 2009 B, 2% 4/1/10	7,645,000	7,693,820
New York Thruway Auth. Svc. Contract Rev. Bonds Series 2003 A, 5% 3/15/10	1,945,000	1,974,643
New York Urban Dev. Corp. Rev.:
Bonds (State Facilities and Equip. Proj.) Series 2007 C, 5% 3/15/10	3,600,000	3,658,133
Participating VRDN Series Putters 2750, 0.2% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	9,055,000	9,055,000
Newburgh City School District BAN 2.5% 12/18/09	16,500,000	16,529,618
Orangetown Gen. Oblig. BAN 2.5% 12/10/09	8,445,000	8,457,758
Palmyra-Macedon Central School District BAN 1.5% 6/17/10	10,300,000	10,342,065
Pelham Union Free School District BAN (School Construction Proj.) Series 2009, 1.75% 11/26/09	9,775,000	9,784,154
Penfield Central School District BAN 2.5% 12/23/09	10,000,000	10,020,002
Riverhead Indl. Dev. Auth. Indl. Dev. Rev. (Adchem Corp. Facility Proj.) Series 1998, 0.4%, LOC Citibank NA, VRDN (a)(d)	1,690,000	1,690,000
Rockville Ctr. Union Free School District TAN 1.5% 6/25/10	10,000,000	10,061,646
Roslyn Union Free School District TAN 2% 6/25/10	10,000,000	10,098,757
Municipal Securities - continued
	Principal Amount	Value
New York - continued
Rotterdam-Mohonasen Central School District BAN 2% 7/9/10	$ 14,100,000	$ 14,201,404
Schenectady Gen. Oblig. BAN Series 2009, 2.5% 5/21/10	17,400,000	17,474,356
Sewanhaka Central High School District Gen. Oblig. TAN 1.5% 6/23/10	9,000,000	9,054,694
Tarrytown Union Free School District BAN:
1.5% 2/19/10	21,630,000	21,679,802
1.5% 8/13/10	20,000,000	20,153,666
Tobacco Settlement Fing. Corp. Bonds Series 2008 B, 5% 6/1/10	5,000,000	5,109,110
Triborough Bridge & Tunnel Auth. Revs.:
Participating VRDN:
Series MS 3083, 0.21% (Liquidity Facility Morgan Stanley) (a)(e)	6,975,000	6,975,000
Series Putters 3093, 0.2% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	11,465,000	11,465,000
Series Putters 3330, 0.2% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	24,485,000	24,485,000
Series 2003 B, 0.24% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	10,315,000	10,315,000
Series 2005 B2, 0.25% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	6,200,000	6,200,000
Series 2005 B3, 0.21% (Liquidity Facility Bank of America NA), VRDN (a)	22,230,000	22,230,000
Ulster County Gen. Oblig. BAN Series 2008, 2.5% 11/20/09	11,645,434	11,649,120
Union-Endicott Central School District BAN Series 2009, 2% 8/13/10	13,600,000	13,695,753
Warren and Washington Counties Indl. Dev. Agcy. Civic Facility Rev. (The Glen at Hiland Meadows Proj.) Series 2000, 0.18%, LOC Banco Santander SA, VRDN (a)	11,450,000	11,450,000
Yonkers Indl. Dev. Agcy. Civic Facility Rev. (Consumers Union of United States, Inc. Proj.) Series 2005, 0.19%, LOC JPMorgan Chase Bank, VRDN (a)	13,350,000	13,350,000
		4,328,313,737
New York & New Jersey - 5.0%
Port Auth. of New York & New Jersery Participating VRDN Series WF 08 2C, 0.3% (Liquidity Facility Wells Fargo & Co.) (a)(d)(e)	8,710,000	8,710,000
Port Auth. of New York & New Jersey:
Bonds 126th Series, 5.5% 11/15/10 (d)	12,530,000	13,176,746
Municipal Securities - continued
	Principal Amount	Value
New York & New Jersey - continued
Port Auth. of New York & New Jersey: - continued
Participating VRDN:
Series BA 08 1055, 0.36% (Liquidity Facility Bank of America NA) (a)(d)(e)	$ 15,580,000	$ 15,580,000
Series BA 08 1066, 0.36% (Liquidity Facility Bank of America NA) (a)(d)(e)	8,205,000	8,205,000
Series BA 08 1067, 0.36% (Liquidity Facility Bank of America NA) (a)(d)(e)	16,840,000	16,840,000
Series BA 08 1107, 0.36% (Liquidity Facility Bank of America NA) (a)(d)(e)	8,085,000	8,085,000
Series EGL 06 107 Class A, 0.27% (Liquidity Facility Citibank NA) (a)(d)(e)	81,600,000	81,600,000
Series Putters 1546, 0.2% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	12,335,000	12,335,000
Series Putters 2945, 0.32% (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	1,665,000	1,665,000
Series Putters 3090, 0.32% (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	5,550,000	5,550,000
Series Putters 3114, 0.32% (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	15,790,000	15,790,000
Series Putters 3115, 0.32% (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	6,660,000	6,660,000
Series Putters 3523, 0.46% (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	5,140,000	5,140,000
Series Putters 3573, 0.2% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	10,685,000	10,685,000
Series ROC II R 11715, 0.27% (Liquidity Facility Citibank NA) (a)(d)(e)	11,250,000	11,250,000
Series ROC II R 11743, 0.29% (Liquidity Facility Citibank NA) (a)(d)(e)	5,605,000	5,605,000
Series ROC II R 238, 0.29% (Liquidity Facility Citibank NA) (a)(d)(e)	6,925,000	6,925,000
Series ROC II R 664, 0.2% (Liquidity Facility Citibank NA) (a)(e)	5,140,000	5,140,000
Series 1991 2, 0.34%, VRDN (a)(d)(f)	6,400,000	6,400,000
Series 2004 3, 0.32%, VRDN (a)	5,365,000	5,365,000
Series 2004 4, 0.4%, VRDN (a)(d)	3,540,000	3,540,000
Series A, 0.38% 11/20/09 (Liquidity Facility Landesbank Hessen-Thuringen), CP (d)	2,045,000	2,045,000
		256,291,746
Municipal Securities - continued
	Principal Amount	Value
Ohio - 0.8%
Dayton Montgomery County Port Auth. Spl. Arpt. Facilities Rev. (Wilmington Air Park, Inc. Proj.) Series 2007 B, 4% (Deutsche Post AG Guaranteed), VRDN (a)(d)	$ 30,600,000	$ 30,600,000
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co. Proj.) Series A, 0.5%, VRDN (a)	1,000,000	1,000,000
Ohio Higher Edl. Facility Commission Rev. (Univ. Hosp. Health Sys. Proj.) Series 2008 B, 0.67%, LOC RBS Citizens NA, VRDN (a)	10,000,000	10,000,000
		41,600,000
Pennsylvania - 0.1%
State Pub. School Bldg. Auth. Rev. (North Hills School District Proj.) Series 2008, 0.88%, LOC RBS Citizens NA, VRDN (a)	3,455,000	3,455,000
Rhode Island - 0.4%
Narragansett Bay Commission Wastewtr. Sys. Rev. Series 2008 A, 0.3%, LOC RBS Citizens NA, VRDN (a)	22,755,000	22,755,000
South Carolina - 0.0%
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. (Carolina Ceramics LLC Proj.) 0.52%, LOC Wachovia Bank NA, VRDN (a)(d)	2,000,000	2,000,000
Texas - 0.2%
Greater East Texas Higher Ed. Auth. Student Ln. Rev. Series 1995 B, 0.27%, LOC State Street Bank & Trust Co., Boston, VRDN (a)(d)	4,000,000	4,000,000
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Memorial Hermann Healthcare Sys. Proj.) Series 2008 D3, 0.55%, LOC Compass Bank, VRDN (a)	3,625,000	3,625,000
		7,625,000
Vermont - 0.3%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Norwich Univ. Proj.) Series 2008, 0.6%, LOC RBS Citizens NA, VRDN (a)	13,300,000	13,300,000
Washington - 0.1%
Port of Seattle Rev. Series 2005, 0.36%, LOC Fortis Banque SA, VRDN (a)(d)	5,000,000	5,000,000
Washington Gen. Oblig. Participating VRDN Series Putters 748, 0.26% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	1,855,000	1,855,000
		6,855,000
Municipal Securities - continued
	Shares	Value
Other - 4.5%
Fidelity Municipal Cash Central Fund, 0.26% (b)(c)	231,225,000	$ 231,225,000
TOTAL INVESTMENT PORTFOLIO - 98.5% (Cost $5,035,536,483)		5,035,536,483
NET OTHER ASSETS - 1.5%		75,196,549
NET ASSETS - 100%		$ 5,110,733,032
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,400,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Port Auth. of New York & New Jersey Series 1991 2, 0.34%, VRDN	12/3/03	$ 6,400,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 663,933
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At October 31, 2009, the cost of investment securities for income tax purposes was $5,035,536,483.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity New York Municipal Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity New York Municipal Trust II

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	December 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	December 30, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	December 30, 2009